Contingent Transactions - Summary of Contingent Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Less: Allowance for ECL	$ (771,821)	$ (687,783)
Contingent transactions, total	675,961,482	437,714,497
Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	668,911,187	432,278,523
Guarantees granted [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	7,208,822	4,424,104
Overdraft and unused agreed commitments [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	613,294	1,699,653
Gross carrying amount [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	$ 676,733,303	$ 438,402,280